PROPERTY, PLANT, EQUIPMENT AND MINERAL CLAIM ASSETS (Details) (USD $)	3 Months Ended		12 Months Ended			114 Months Ended	117 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Mar. 31, 2014
Property Plant Equipment And Mineral Claim Assets Disclosure [Abstract]
Impairment of Long-Lived Assets Held-for-use	$ 0	$ 0	$ 0	$ 5,341	$ 124,343	$ 145,995	$ 145,995
Depreciation	28,786	24,060	99,160	98,673
Depletion	$ 0	$ 0	$ 0	$ 0